LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2013	6,353
2014	1,941
2015	1,690
2016	147
2017	110
Thereafter	—
Total minimum lease payments	10,241

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2012 are as follows:

(in thousands of $)
2013	35,088
2014	8,780
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	43,868